Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring - Fair Value, Inputs, Level 2 - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	$ 5,555	$ 7,787
Liabilities measured at fair value on a recurring basis	3,639	81
Interest rate swaps, collars and caps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on recurring basis	5,555	7,787
Liabilities measured at fair value on a recurring basis	$ 3,639	$ 81